Parent Company Only Condensed Financial Information - Summary of Investments Accounted for Using the Equity Method (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information of investments accounted for using the equity method [Line Items]
Investments accounted for using equity method	¥ 39,271	¥ 459,496
Parent [member]
Disclosure of detailed information of investments accounted for using the equity method [Line Items]
Investments in subsidiaries	106,249,382	95,412,806	¥ 77,046,809
Investments in associates	39,271	459,496	489,931
Investments accounted for using equity method	¥ 106,288,653	¥ 95,872,302	¥ 77,536,740